UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811 - 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Cash Management Plus
Statement of Investments
October 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--98.9%	Amount ($)		Value ($)

Alabama--.5%

Jefferson County, Limited Obligation School
Warrants 2.71% (Insured; AMBAC
and Liquidity Facility; DEPFA Bank PLC)	4,500,000	a	4,500,000

Arizona--5.0%

Maricopa County Industrial Development Authority,
MFHR:
Refunding (San Martin Apartments Project) 2.75%
(Insured; FNMA and Liquidity Facility; FNMA)	7,200,000	a	7,200,000
(San Clemente Apartments Project) 2.99%
(Insured; FNMA and Liquidity Facility; FNMA)	1,010,000	a	1,010,000
Phoenix Civic Improvement Corporation:
Airport Revenue
(Merlots Program) 2.77% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	4,660,000	a	4,660,000
Water System Revenue:
2.74% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	10,990,000	a	10,990,000
2.74% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	14,340,000	a	14,340,000
Roaring Fork Municipal Products, Revenue,
COP 2.78% (Insured; MBIA and Liquidity Facility;
Bank of New York)	8,065,000	a	8,065,000

California--2.7%

California Economic Development Financing Authority,
IDR (Serra Microchassis Project)
2.75% (LOC; U.S. Bank NA)	4,500,000	a	4,500,000
FHLMC Multifamily Certificates
Housing Revenue 2.80%
(Liquidity Facility; FHLMC and LOC; FHLMC)	16,794,824	a	16,794,824
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue 2.72%
(Liquidity Facility; Merrill Lynch)	4,000,000	a	4,000,000

Colorado--5.5%

Colorado Health Facilities Authority, Health Care
Facilities Revenue (Christian Living Campus)
2.73% (LOC; HSH Nordbank)	6,275,000	a	6,275,000
Colorado Housing and Finance Authority,
Economic Development Revenue
(Wanco Inc. Project)
2.86% (LOC; U.S. Bank NA)	3,500,000	a	3,500,000

Denver City and County, Airport Revenue,
Refunding 2.74% (Insured; MBIA and Liquidity
Facility; Bank One)	5,000,000	a	5,000,000
Lower Colorado River Authority, CP
2.65%, 12/8/2005 (Liquidity Facility; JPMorgan
Chase Bank)	25,000,000		25,000,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue 2.76%	11,000,000	a	11,000,000

Delaware--.4%

Delaware Economic Development Authority,
Private Schools Revenue
(Saint Anne's Episcopal School Project)
2.80% (LOC; Wilmington Trust Co.)	4,000,000	a	4,000,000

District of Columbia--.6%

District of Columbia, Revenue
(American Association Homes and Services)
2.75% (LOC; Unicredito Italiano Spa)	5,545,000	a	5,545,000

Florida--6.5%

Florida Municipal Power Agency, CP
2.65%, 11/16/2005 (LOC; Wachovia Bank)	10,765,000		10,765,000
Greater Orlando Aviation Authority,
Airport Facilities Revenue
2.75% (Insured; FSA and Liquidity Facility;
Suntrust Bank)	8,900,000	a	8,900,000
Jacksonville:
Educational Facilities Revenue
(Edward Waters College Project)
2.75% (LOC; Wachovia Bank)	4,400,000	a	4,400,000
Electric Revenue, CP:
2.54%, 11/9/2005
(Liquidity Facility; JPMorgan Chase Bank)	10,000,000		10,000,000
2.65%, 11/14/2005
(Liquidity Facility; Dexia Credit Locale)	5,000,000		5,000,000
2.67%, 11/17/2005
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	5,000,000		5,000,000
Miami-Dade County Industrial Development Authority,
IDR (Fine Art Lamps Project) 2.75%
(LOC; SunTrust Bank)	3,850,000	a	3,850,000
Orange County Housing Finance Authority,
Homeowner Revenue 2.86%
(Insured: FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3,755,000	a	3,755,000
Orange County Industrial Development Authority, IDR
(Central Florida YMCA Project)
2.75% (LOC; Bank of America)	4,000,000	a	4,000,000
Southeast Volusia Hospital District, Health Care
Facilities Revenue (Bert Fish Medical Center)
2.70% (LOC; South Trust Bank)	4,600,000	a	4,600,000

Georgia--1.1%

Atlanta Urban Residential Finance Authority,
MFHR:
(Auburn Glenn Apartments) 2.75%
(LOC; Wachovia Bank)	5,000,000	a	5,000,000
(Lindbergh City Center Apartments) 2.77%
(LOC; Regions Bank)	5,000,000	a	5,000,000

Idaho--.5%

Idaho Housing and Finance Association,
SFMR 2.50%, 2/1/2006
(Liquidity Facility; Lloyds TSB Bank PLC)	5,000,000		5,000,000

Illinois--5.6%

Chicago, IDR (Victoria Limited LLC Project)
2.80% (LOC; ABN-AMRO)	3,650,000	a	3,650,000
Chicago O'Hare International Airport,
Transportation Revenue, CP
2.72%, 11/1/2005 (LOC; Dexia Credit Locale,
Fortis Bank, Societe Generale and State Street
Bank and Trust Co.)	10,000,000		10,000,000
Illinois (Merlots Program)
2.72% (Insured; FGIC
and Liquidity Facility; Wachovia Bank)	5,360,000	a	5,360,000
Illinois Educational Facilities Authority, Revenue
(Lake Forest Graduate School)
2.72% (LOC; Fifth Third Bank)	5,000,000	a	5,000,000
Illinois Health Facilities Authority, Health Care Facilities
Revenue, CP (Evanston Hospital Corp.)
2.65%, 12/1/2005	10,000,000		10,000,000
Regional Transportation Authority, Sales Tax
Revenue, Refunding 2.70%
(Liquidity Facility; DEPFA Bank PLC)	9,410,000	a	9,410,000
Upper Illinois River Valley Development Authority,
SWDR (Exolon-Esk Co. Project)
2.77% (LOC; Bank of America)	8,405,000	a	8,405,000

Indiana--5.5%

Elkhart County, EDR
(Four Seasons Manufacturing Project)
2.81% (LOC; National City Bank)	4,000,000	a	4,000,000
Hammond, Sewer and Solid Waste Disposal
Revenue, Refunding
(Cargill Inc. Project) 2.77%	6,500,000	a	6,500,000
Indiana Educational Facilities Authority,
College and University Revenue
(Martin University Project)
2.72% (LOC; Key Bank)	3,235,000	a	3,235,000
Indiana Health Facility Financing Authority, Health Facility
Revenue (Clark Memorial Hospital Project)

2.83% (LOC; Bank One)	9,100,000	a	9,100,000
Indiana Toll Road Commission,
Toll Road Revenue (Merlots Program) 2.72%
(Liquidity Facility; Wachovia Bank)	3,315,000	a,b	3,315,000
Indianapolis, MFHR (Washington Pointe)
2.72% (LOC; Fifth Third Bank)	12,750,000	a	12,750,000
Saint Joseph County, Health Care Facility Revenue,
(South Bend Medical Foundation Project)
2.77% (LOC; National City Bank)	3,010,000	a	3,010,000
Vanderburgh County, EDR (Arbors Apartments
Project) 2.79% (LOC; ABN-AMRO)	9,575,000	a	9,575,000

Iowa--.5%

Iowa Finance Authority, SFMR
(Backed Securities Program) 2.75%
(Liquidity Facility; State Street Bank and Trust Co.)	4,500,000	a	4,500,000

Kansas--.4%

Mission, MFHR, Refunding
(The Falls Apartments Project) 2.80% (Insured; FNMA)	3,350,000	a	3,350,000

Kentucky--3.9%

Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC) 2.80% (LOC; Deutsche
Bank)	27,000,000	a	27,000,000
Roaring Fork Municipal Products LLC, Revenue
2.84% (Insured; AMBAC and Liquidity
Facility; Bank of New York)	9,555,000	a	9,555,000

Louisiana--.8%

New Orleans, Sewer Service Revenue, BAN
2.93%, 7/26/2006	7,000,000		7,004,077

Maine--.9%

Auburn, Obligation Securities Revenue
(J&A Properties) 2.77% (LOC; Citizens Bank of
Massachusetts)	2,720,000	a	2,720,000
Finance Authority of Maine, Private Schools Revenue
(Kents Hill School) 2.73% (LOC; Allied Irish Banks)	6,000,000	a	6,000,000

Maryland--.2%

Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project)
2.82% (LOC; M&T Bank)	2,229,500	a	2,229,500

Massachusetts--2.0%

Koch Certificates of Trust, Revenue 2.80%
(Insured; AMBAC and Liquidity Facility; State

Street Bank & Trust Co.)	844,000	a	844,000
Massachusetts Development Finance Agency,
Revenue:
College and University (Suffolk Unversity) 2.77%
(Insured; Assured Guaranty and Liquidity Facility;
Citizens Bank of Massachusetts)	7,500,000	a	7,500,000
Private Schools (North Field Mount Hermon)
2.77% (Insured; Radian Bank and Liquidity Facility;
Bank of America)	5,000,000	a	5,000,000
Pembroke, GO Notes, BAN
3.95%, 8/3/2006	5,000,000		5,041,363

Michigan--4.1%

Detroit, GO Notes, RAN
3.94%, 4/3/2006	15,000,000		15,084,426
Michigan Hospital Finance Authority,
Revenue:
(Chelsea Community Hospital)
2.72% (LOC; National City Bank)	3,685,000	a	3,685,000
(Health Care Equipment Loan Program)
2.73% (LOC; ABN-AMRO)	5,000,000	a	5,000,000
Michigan Strategic Fund, LOR:
(HME Inc. Project) 2.79% (LOC; Fifth Third Bank)	2,300,000	a	2,300,000
(Kaumagraph Flint Corp. Project)
2.82% (LOC; Bank One)	2,800,000	a	2,800,000
(Peckham Vocational Industries Project)
2.75% (LOC; ABN-AMRO)	2,425,000	a	2,425,000
(PFG Enterprises Inc. Project)
3% (LOC; Huntington NB)	3,080,000	a	3,080,000
Oakland County Economic Development Corporation,
LOR (Michigan Seamless Tube LLC)
2.85% (LOC; ABN-AMRO)	4,000,000	a	4,000,000

Minnesota--1.6%

Minneapolis-Saint Paul Metropolitan Airports Commission,
Airport Revenue 2.74% (Insured; FGIC and
Liquidity Facility; Merrill Lynch)	9,715,000	a	9,715,000
Minnesota Housing Finance Agency, Revenue
(Residential Housing Finance)
2.26%, 12/14/2005	5,000,000		5,000,000

Nevada--1.5%

Roaring Fork Municipal Products LLC, Revenue
2.85% ( Insured; FNMA and Liquidity Facility;
Bank of New York)	13,565,000	a	13,565,000

New Hampshire--4.3%

New Hampshire Health and Education Facilities Authority,
College and University Revenue
(University System-New Hampshire)
2.73% (Insured; XCLA and Liquidity Facility;

State Street Bank and Trust Co.)	40,000,000	a	40,000,000

New Jersey--2.2%

Middlesex County, GO Notes
3.19%, 1/9/2006	5,000,000		5,004,643
New Jersey, TRAN
3.95%, 6/23/2006	15,000,000		15,108,442

New Mexico--.6%

Dona Ana County, IDR (Foamex Products Inc.
Project) 2.80% (LOC; Bank of Nova Scotia)	5,900,000	a	5,900,000

North Carolina--.2%

Burke County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue
(Bauer Industries Inc. Project) 2.80%
(LOC; Bank of Montreal)	1,655,000	a	1,655,000

Ohio--6.9%

Butler County, Capital Funding Revenue
(CCAO Low Cost Capital)
2.72% (LOC; U.S. Bank NA)	10,755,000	a	10,755,000
Hamilton County:
Health Care Facilities Revenue
(Episcopal Retirement Homes Inc.)
2.70% (LOC; Key Bank)	6,315,000	a	6,315,000
Hospital Facilities Revenue
2.79% ( Insured; FSA and Liquidity Facility;
Svenska Handelsbanken)	10,000,000	a	10,000,000
Ohio Water Development Authority,
Solid Waste Facilities Revenue
(Pel Technologies Project) 2.77% (LOC; Key Bank)	7,000,000	a	7,000,000
Portage County, HR
(Robinson Memorial Hospital)
2.65% (LOC; Key Bank)	16,225,000	a	16,225,000
Trumbull County, Health Care Facility Revenue
and Improvement (Shepherd of the Valley
Lutheran Retirement Services, Inc. Obligated Group)
2.80% (Insured; Radian and Liquidity Facility; Bank
of America)	14,210,000	a	14,210,000

Oregon--1.5%

Oregon, Homeowner Revenue
2.75% (Liquidity Facility; Merrill Lynch)	14,450,000	a	14,450,000

Pennsylvania--10.7%

Bethlehem Area School District, GO Notes
2.73% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	a	10,000,000

Cumberland County, GO Notes
2.75% (Insured; AMBAC and Liquidity Facility;
Wachovia Bank)	3,290,000	a	3,290,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program)
2.73% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	12,000,000	a	12,000,000
Emmaus General Authority, Revenue:
2.73% (LOC; DEPFA Bank)	5,250,000	a	5,250,000
Local Government:
2.73% (LOC; DEPFA Bank)	7,200,000	a	7,200,000
2.73% (LOC; DEPFA Bank)	6,200,000	a	6,200,000
Montgomery County Industrial Development Authority:
Industrial Revenue
(Recigno Laboratories)
2.85% (LOC; Wachovia Bank)	1,840,000	a	1,840,000
PCR, CP
(Exelon Generation Project):
2.72%, 12/8/2005 (LOC; Banque Nationale
de Paris)	10,500,000		10,500,000
2.75%, 12/14/2005 (LOC; Banque Nationale
de Paris)	12,500,000		12,500,000
New Garden General Authority, Revenue
(Municipal Pooled Financing Program) 2.75%
(Insured; FSA and Liquidity Facility; Bank of Nova
Scotia)	1,800,000	a	1,800,000
North Lebanon Township Municipal Authority,
Sewer Revenue 2.75% (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	3,400,000	a	3,400,000
Philadelphia, Airport Revenue, Refunding
2.75% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	11,000,000	a	11,000,000
Venango Industrial Development Authority, RRR, CP
(Scrubgrass Power Corp. Project)
2.70%, 11/2/2005 (LOC; Dexia Credit Locale)	10,000,000		10,000,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan
Program) 2.73% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	4,523,000	a	4,523,000

Texas--9.3%

Bexar County Housing Finance Corporation, MFHR
(Gates Capernaum Apartments Project)
2.83% (Liquidity Facility; Merrill Lynch)	3,980,000	a	3,980,000
Brazos River Authority, PCR, Refunding
(TXU Energy Co. Project)
2.80% (LOC; Wachovia Bank)	5,700,000	a	5,700,000
East Texas Housing Finance Corp., MFHR
2.83% (Liquidity Facility; Merrill Lynch and LOC;
Merrill Lynch)	4,320,000	a	4,320,000
Harris County Housing Finance Corporation, MFHR
2.83% (Liquidity Facility; Merrill Lynch and LOC;
Merrill Lynch)	13,145,000	a	13,145,000
Houston, Airport System Revenue, CP

2.83%, 12/6/2005 (LOC; Dexia Credit Locale)	5,500,000		5,500,000
Houston Higher Education Finance Corp., Higher Education
Revenue, CP 2.80%, 12/12/2005	8,000,000		8,000,000
Mansfield Independent School District, GO
2.74% (Insured: Permanent School Fund
Guaranteed and Liquidity Facility; Deutsche Bank)	5,635,000	a	5,635,000
Montgomery County Housing Finance Corporation,
MFHR (Park at Woodline Town Homes)
2.80% (LOC; Citigroup Inc.)	7,500,000	a	7,500,000
Revenue Bond Certificate Series Trust, Various States
Revenue:
(Chimney Project) 3.05% (GIC; AIG Funding Inc.)	6,220,000	a	6,220,000
(Pebble Brooke) 3.05% (GIC; AIG Funding Inc.)	7,000,000	a	7,000,000
Texas, GO Notes, TRAN 4.50%, 8/31/2006	12,000,000		12,143,885
Texas Department of Housing and Community Affairs, MFHR
2.83% (Liquidity Facility; Merrill Lynch and LOC;
Merrill Lynch)	7,500,000	a	7,500,000

Vermont--1.1%

Vermont Economic Development Authority, CP
(Economic Development Capitalization Program)
2.90%, 1/24/2006 (LOC; JPMorgan Chase Bank)	10,500,000		10,500,000

Virginia--3.6%

Norfolk Economic Development Authority,
New Empowerment Zone Facility Revenue
(Metropolitan Machine Corp. Project)
2.75% (LOC; Wachovia Bank)	6,600,000	a	6,600,000
Norfolk Redevelopment and Housing Authority,
Revenue (Retirement Community)
2.72% (LOC; HSH Nordbank)	10,000,000	a	10,000,000
Virginia Beach Development Authority, Industrial Revenue,
Refunding (Giant Square Shopping Center)
2.75% (LOC; Wachovia Bank)	3,700,000	a	3,700,000
Virginia Housing Development Authority,
Commomwealth Mortgage Revenue
3.01%, 5/16/2006	10,000,000		10,000,000
Winchester Industrial Development Authority,
Residential Care Facility Revenue
(Westminister-Canterbury)
2.72% (LOC; Branch Banking and Trust)	3,000,000	a	3,000,000

Washington--6.0%

Everett Industrial Development Corporation,
Exempt Facilities Revenue
(Kimberly Clark Corp. Project) 2.75%	3,200,000	a	3,200,000
Port of Seattle, Revenue
2.78% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	2,870,000	a	2,870,000
Seattle Housing Authority, Revenue
(Newholly Project-Phase III) 2.77% (LOC; Key Bank)	2,450,000	a	2,450,000
Washington Economic Development Finance Authority,

SWDR:
(Cedar Grove Composing Project)
2.73% (LOC; Wells Fargo Bank)		5,400,000	a	5,400,000
(Lemay Enterprises Project)
2.73% (LOC; Bank of America)		5,665,000	a	5,665,000
(Waste Management Project)
2.79% (LOC; Bank of America)		5,500,000	a	5,500,000
Washington Housing Finance Commission,
MFHR:
Refunding (Avalon Ridge Apartments Project)
2.76% (Insured; FNMA)		10,000,000	a	10,000,000
(Queen Anne Project) 2.79%
(LOC; Bank of America)		7,500,000	a	7,500,000
Nonprofit Housing Revenue
(Horizon House Project)
2.72% (LOC; Bank of America)		13,250,000	a	13,250,000

Wisconsin--.3%

Sun Prairie Area School District, Notes, BAN
3.16%, 2/1/2006		3,175,000		3,175,000

Wyoming--2.4%

Campbell County, IDR
(Two Elk Power Generation Project):
2.37%, 12/1/2005 (GIC; Royal Bank of Canada)		12,800,000		12,800,000
2.84%, 12/1/2005 (GIC; Citibank)		10,000,000		10,000,000

Total Investments (cost $920,738,160)		98.9%		920,738,160

Cash and Receivables (Net)		1.1%		10,103,286

Net Assets		100.0%		930,841,446

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration

FHLB		Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance
GAN		Grant Anticipation Notes
GIC		Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO		General Obligation
HR		Hospital Revenue
IDB		Industrial Development Board
IDC		Industrial Development Corporation
IDR		Industrial Development Revenue
LOC		Letter of Credit
LOR		Limited Obligation Revenue
LR		Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR		Multi-Family Housing Revenue
MFMR		Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue
RAC		Revenue Anticipation Certificates
RAN		Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants
RRR		Resources Recovery Revenue
SAAN		State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue
SFMR		Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR		Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes
TAW		Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA		XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1	SP1+, SP1, A1+, A1		85.0
AAA, AA, A c		Aaa, Aa, A c	AAA, AA, A c		6.9
Not Rated d		Not Rated d	Not Rated d		8.1
100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)